Condensed Consolidated Statement of Changes in Shareholders' Equity (Parenthetical)	5 Months Ended
Dec. 31, 2020 shares
Share based compensation other than employee stock scheme shares forfeited during the period	565,700
Ordinary Shares [Member] | Class A [Member]
Number of units sold	20,737,202